Cover	Nov. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2022
Entity File Number	814-01363
Entity Registrant Name	Kayne Anderson BDC, Inc.
Entity Central Index Key	0001747172
Entity Tax Identification Number	83-0531326
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	811 Main Street
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	493-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable